UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS – 62.2%
	BASIC MATERIALS – 2.7%
$1,553,000	Aceto Corp. 2.000%, 11/1/2020[1]	$1,499,615
2,710,000	B2Gold Corp. 3.250%, 10/1/2018[1,2,3]	2,725,244
1,379,000	Detour Gold Corp. 5.500%, 11/30/2017[1,2]	1,399,685
2,176,000	Silver Standard Resources, Inc. 2.875%, 2/1/2033[1,2,4]	2,019,600
		7,644,144
	COMMUNICATIONS – 9.1%
3,123,000	51job, Inc. 3.250%, 4/15/2019[1,2,3]	3,300,621
2,892,000	Blucora, Inc. 4.250%, 4/1/2019[1,3,4]	2,892,000
1,200,000	Ctrip.com International Ltd. 1.250%, 9/15/2022[1,2,5]	1,161,000
1,815,000	DISH Network Corp. 3.375%, 8/15/2026[1,5]	2,074,772
928,000	FireEye, Inc. 1.000%, 6/1/2035[1,4]	861,880
2,118,000	Global Eagle Entertainment, Inc. 2.750%, 2/15/2035[1,3,4]	1,707,637
1,172,000	Harmonic, Inc. 4.000%, 12/1/2020[1]	1,314,838
4,537,000	Liberty Interactive LLC 3.500%, 1/15/2031[1,4]	2,415,952
2,917,000	Pandora Media, Inc. 1.750%, 12/1/2020[1]	3,004,510
1,219,000	Proofpoint, Inc. 1.250%, 12/15/2018[1]	2,231,532
604,000	Twitter, Inc. 1.000%, 9/15/2021[1]	558,700
1,374,000	WebMD Health Corp. 1.500%, 12/1/2020[1]	1,556,914
2,102,000	Yandex N.V. 1.125%, 12/15/2018[1,2]	2,002,155
599,000	Zillow Group, Inc. 2.000%, 12/1/2021[1,5]	618,093
		25,700,604
	CONSUMER, CYCLICAL – 3.5%
1,863,000	Meritage Homes Corp. 1.875%, 9/15/2032[1,3,4]	1,858,343

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CONSUMER, CYCLICAL (Continued)
$1,712,000	Meritor, Inc. 7.875%, 3/1/2026[1,4]	$2,483,470
1,722,000	Navistar International Corp. 4.750%, 4/15/2019[1]	1,709,085
1,891,000	Tesla Motors, Inc. 1.250%, 3/1/2021[1,3]	1,646,352
1,471,000	Wabash National Corp. 3.375%, 5/1/2018[1,3]	2,067,674
		9,764,924
	CONSUMER, NON-CYCLICAL – 13.4%
1,781,000	Acorda Therapeutics, Inc. 1.750%, 6/15/2021[1,3]	1,362,465
1,946,000	Albany Molecular Research, Inc. 2.250%, 11/15/2018[1,3]	2,534,665
1,142,000	AMAG Pharmaceuticals, Inc. 2.500%, 2/15/2019[1]	1,615,216
1,512,000	Emergent BioSolutions, Inc. 2.875%, 1/15/2021[1]	1,933,470
1,650,000	Endologix, Inc. 3.250%, 11/1/2020[1]	1,449,938
2,301,000	Herbalife Ltd. 2.000%, 8/15/2019[1,2]	2,108,303
1,724,000	Huron Consulting Group, Inc. 1.250%, 10/1/2019[1]	1,692,752
2,021,000	Impax Laboratories, Inc. 2.000%, 6/15/2022[1]	1,605,432
2,271,000	Ionis Pharmaceuticals, Inc. 1.000%, 11/15/2021[1]	2,295,129
2,797,000	Ironwood Pharmaceuticals, Inc. 2.250%, 6/15/2022[1]	3,214,802
	Medicines Co.
862,000	2.500%, 1/15/2022[1,3]	1,037,633
1,861,000	2.750%, 7/15/2023[1,5]	1,799,354
1,200,000	Novavax, Inc. 3.750%, 2/1/2023[1,5]	507,000
288,000	PDL BioPharma, Inc. 2.750%, 12/1/2021[1]	232,740
3,237,000	Quidel Corp. 3.250%, 12/15/2020[1,3]	3,204,630
1,731,000	ServiceSource International, Inc. 1.500%, 8/1/2018[1]	1,674,742
1,978,000	Spectranetics Corp. 2.625%, 6/1/2034[1,4]	2,047,230

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$2,047,000	Spectrum Pharmaceuticals, Inc. 2.750%, 12/15/2018[1,3]	$1,828,227
1,561,000	Teligent, Inc. 3.750%, 12/15/2019[1]	1,455,633
1,151,000	Theravance Biopharma, Inc. 3.250%, 11/1/2023[1,2]	1,314,298
2,159,000	Wright Medical Group N.V. 2.250%, 11/15/2021[1,2,5]	2,702,798
		37,616,457
	ENERGY – 8.0%
7,034,000	Cheniere Energy, Inc. 4.250%, 3/15/2045[1,3,4]	4,295,136
1,496,000	Chesapeake Energy Corp. 5.500%, 9/15/2026[1,5]	1,626,900
1,944,000	Ensco Jersey Finance Ltd. 3.000%, 1/31/2024[1,2,5]	1,987,740
1,521,000	Helix Energy Solutions Group, Inc. 3.250%, 3/15/2032[1,4]	1,488,679
1,196,000	Newpark Resources, Inc. 4.000%, 12/1/2021[1,5]	1,312,610
2,299,000	PDC Energy, Inc. 1.125%, 9/15/2021[1]	2,577,754
1,237,000	Renewable Energy Group, Inc. 4.000%, 6/15/2036[1,4,5]	1,335,960
4,187,000	SEACOR Holdings, Inc. 3.000%, 11/15/2028[1,3,4]	3,708,112
3,761,000	Weatherford International Ltd. 5.875%, 7/1/2021[1,2]	4,090,087
		22,422,978
	FINANCIAL – 15.6%
2,656,000	American Residential Properties OP LP 3.250%, 11/15/2018[1,3,5]	3,303,400
1,363,000	Apollo Commercial Real Estate Finance, Inc. 5.500%, 3/15/2019[1]	1,430,305
1,197,000	Blackhawk Network Holdings, Inc. 1.500%, 1/15/2022[1,5]	1,232,910
3,253,000	Colony Starwood Homes 3.000%, 7/1/2019[1,3]	3,562,035
	Encore Capital Group, Inc.
2,002,000	3.000%, 7/1/2020[1,3]	1,879,378
2,857,000	2.875%, 3/15/2021[1]	2,510,589
3,222,000	Forestar Group, Inc. 3.750%, 3/1/2020[1]	3,222,000

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	FINANCIAL (Continued)
$3,481,000	IAS Operating Partnership LP 5.000%, 3/15/2018[1,3,5]	$3,489,702
4,494,000	MGIC Investment Corp. 9.000%, 4/1/2063[1,5]	5,645,587
4,170,000	Pennymac Corp. 5.375%, 5/1/2020[1,3]	4,026,656
3,315,000	PRA Group, Inc. 3.000%, 8/1/2020[1]	3,138,891
4,251,000	RAIT Financial Trust 4.000%, 10/1/2033[1,3,4]	3,932,175
2,856,000	Redwood Trust, Inc. 4.625%, 4/15/2018[1,3]	2,864,925
1,650,000	Resource Capital Corp. 8.000%, 1/15/2020[1,3]	1,571,625
1,950,000	TCP Capital Corp. 5.250%, 12/15/2019[1,3]	2,032,875
		43,843,053
	INDUSTRIAL – 6.5%
	Aegean Marine Petroleum Network, Inc.
2,149,000	4.000%, 11/1/2018[1,2,3]	2,238,989
449,000	4.250%, 12/15/2021[1,2,5]	439,178
2,590,000	Cemex S.A.B. de C.V. 3.720%, 3/15/2020[1,2]	2,781,013
2,296,000	Chart Industries, Inc. 2.000%, 8/1/2018[1]	2,255,820
1,869,000	Echo Global Logistics, Inc. 2.500%, 5/1/2020[1]	1,840,965
2,770,000	General Cable Corp. 4.500%, 11/15/2029[1,3,6]	2,176,181
1,236,000	Knowles Corp. 3.250%, 11/1/2021[1,5]	1,439,940
2,038,000	SunPower Corp. 4.000%, 1/15/2023[1]	1,463,539
2,427,000	TTM Technologies, Inc. 1.750%, 12/15/2020[1]	3,708,760
		18,344,385
	TECHNOLOGY – 2.7%
1,453,000	Bottomline Technologies de, Inc. 1.500%, 12/1/2017[1]	1,501,131
3,495,000	Envestnet, Inc. 1.750%, 12/15/2019[1]	3,346,462
1,154,000	j2 Global, Inc. 3.250%, 6/15/2029[1,4]	1,530,492

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	TECHNOLOGY (Continued)
$622,000	Unisys Corp. 5.500%, 3/1/2021[1,5]	$1,076,838
		7,454,923
	UTILITIES – 0.7%
2,337,000	EnerNOC, Inc. 2.250%, 8/15/2019[1]	1,869,600

	TOTAL BONDS (Cost $172,555,056)	174,661,068

Number of Shares

	EXCHANGE-TRADED FUNDS – 0.9%
110,000	ProShares Short 20+ Year Treasury*	2,627,900

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,681,988)	2,627,900

	PREFERRED STOCKS – 22.8%
	BASIC MATERIALS – 2.0%
3,472	A Schulman, Inc. 6.000%, 12/31/2049[1]	2,964,359
23,038	Rayonier Advanced Materials, Inc. 8.000%, 8/15/2019[1]	2,673,675
		5,638,034
	COMMUNICATIONS – 1.5%
20,161	Frontier Communications Corp. 11.125%, 6/29/2018[1]	1,442,015
7,351	Iridium Communications, Inc. 6.750%, 12/31/2049[1,3]	2,574,394
		4,016,409
	CONSUMER, NON-CYCLICAL – 6.8%
8,024	Allergan PLC 5.500%, 3/1/2018[1,2,3]	6,130,938
65,325	Anthem, Inc. 5.250%, 5/1/2018[1]	3,073,214
37,440	Bunge Ltd. 4.875%, 12/31/2049[1,2,3]	3,824,309
2,611	Teva Pharmaceutical Industries Ltd. 7.000%, 12/15/2018[1,2]	1,693,364
3,148	Universal Corp. 6.750%, 12/31/2049[1,4]	4,407,200
		19,129,025

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	ENERGY – 3.2%
1,781	Chesapeake Energy Corp. 5.750%, 12/31/2049[1]	$1,036,987
88,845	McDermott International, Inc. 6.250%, 4/1/2017[1,2,3]	2,134,945
115,358	Southwestern Energy Co. 6.250%, 1/15/2018*1	2,942,783
43,866	WPX Energy, Inc. 6.250%, 7/31/2018[1]	2,886,822
		9,001,537
	FINANCIAL – 8.3%
22,783	AMG Capital Trust II 5.150%, 10/15/2037[1]	1,249,506
2,050	Bank of America Corp. 7.250%, 12/31/2049[1]	2,386,149
2,330	Cowen Group, Inc. 5.625%, 12/31/2049[1,3]	1,793,215
61,494	iStar Financial, Inc. 4.500%, 12/31/2049[1,3,4]	3,213,062
28,144	KeyCorp 7.750%, 12/31/2049[1]	3,798,736
37,344	Mandatory Exchangeable Trust 5.750%, 6/3/2019[1,5]	4,084,500
1,149	Wells Fargo & Co. 7.500%, 12/31/2049[1]	1,367,218
30,578	Welltower, Inc. 6.500%, 12/31/2049[1]	1,837,432
1,971	Wintrust Financial Corp. 5.000%, 12/31/2049[1,3]	3,562,582
		23,292,400
	INDUSTRIAL – 1.0%
34,535	Rexnord Corp. 5.750%, 11/15/2019[1]	1,693,251
16,967	Stericycle, Inc. 5.250%, 9/15/2018[1]	1,076,047
		2,769,298

	TOTAL PREFERRED STOCKS (Cost $62,718,332)	63,846,703

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 2.5%
7,087,415	Fidelity Institutional Money Market Funds - Treasury Portfolio - Class I, 0.343%[3,7]	$7,087,415

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,087,415)	7,087,415

	TOTAL INVESTMENTS – 88.4% (Cost $245,042,791)	248,223,086
	Other Assets in Excess of Liabilities – 11.6%	32,486,229

	TOTAL NET ASSETS – 100.0%	$280,709,315

	SECURITIES SOLD SHORT – (35.7)%
	COMMON STOCKS – (35.7)%
	BASIC MATERIALS – (1.8)%
(49,778)	A. Schulman, Inc.	(1,665,074)
(21,986)	Aceto Corp.	(483,033)
(254,965)	B2Gold Corp.*2	(604,267)
(129,916)	Rayonier Advanced Materials, Inc.	(2,008,501)
(38,078)	Silver Standard Resources, Inc.*2	(339,656)
		(5,100,531)
	COMMUNICATIONS – (5.6)%
(30,709)	51job, Inc. - ADR*2	(1,037,964)
(35,575)	Alibaba Group Holding Ltd. - ADR*2	(3,123,841)
(32,665)	Blucora, Inc.*	(481,809)
(8,068)	Ctrip.com International Ltd. - ADR*2	(322,720)
(22,550)	DISH Network Corp. - Class A*	(1,306,322)
(1,980)	FireEye, Inc.*	(23,562)
(343,359)	Frontier Communications Corp.	(1,160,553)
(46,099)	Global Eagle Entertainment, Inc.*	(297,800)
(147,969)	Harmonic, Inc.*	(739,845)
(214,332)	Iridium Communications, Inc.*	(2,057,587)
(5,966)	Motorola Solutions, Inc.	(494,522)
(113,702)	Pandora Media, Inc.*	(1,482,674)
(30,031)	Proofpoint, Inc.*	(2,121,690)
(1,148)	Twitter, Inc.*	(18,712)
(17,472)	WebMD Health Corp.*	(866,087)
(5,624)	Yandex N.V. - Class A*2	(113,211)
(5,271)	Zillow Group, Inc.- Class C*	(192,233)
		(15,841,132)
	CONSUMER, CYCLICAL – (1.5)%
(4,796)	Meritage Homes Corp.*	(166,901)
(104,147)	Meritor, Inc.*	(1,293,506)
(15,899)	Navistar International Corp.*	(498,751)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(3,042)	Tesla Motors, Inc.*	$(650,045)
(96,765)	Wabash National Corp.*	(1,530,822)
		(4,140,025)
	CONSUMER, NON-CYCLICAL – (10.5)%
(20,935)	Acorda Therapeutics, Inc.*	(393,578)
(95,869)	Albany Molecular Research, Inc.*	(1,798,502)
(20,045)	Allergan PLC*2	(4,209,650)
(33,718)	AMAG Pharmaceuticals, Inc.*	(1,173,386)
(12,902)	Anthem, Inc.	(1,854,921)
(26,790)	Bunge Ltd.[2]	(1,935,310)
(36,179)	Emergent BioSolutions, Inc.*	(1,188,118)
(81,645)	Endologix, Inc.*	(467,009)
(9,087)	Herbalife Ltd.*2	(437,448)
(7,793)	Huron Consulting Group, Inc.*	(394,716)
(9,488)	Impax Laboratories, Inc.*	(125,716)
(21,757)	Ionis Pharmaceuticals, Inc.*	(1,040,637)
(130,271)	Ironwood Pharmaceuticals, Inc.*	(1,991,844)
(44,011)	Medicines Co.*	(1,493,733)
(176,190)	Novavax, Inc.*	(221,999)
(11,330)	PDL BioPharma, Inc.	(24,020)
(53,540)	Quidel Corp.*	(1,146,827)
(10,499)	ServiceSource International, Inc.*	(59,634)
(41,634)	Spectranetics Corp.*	(1,020,033)
(62,241)	Spectrum Pharmaceuticals, Inc.*	(275,728)
(62,228)	Teligent, Inc.*	(411,327)
(29,852)	Teva Pharmaceutical Industries Ltd. - ADR[2]	(1,082,135)
(25,383)	Theravance Biopharma, Inc.*2	(809,210)
(63,440)	Universal Corp.	(4,044,300)
(80,870)	Wright Medical Group, Inc.*2	(1,858,393)
		(29,458,174)
	ENERGY – (5.5)%
(32,963)	Cheniere Energy, Inc.*	(1,365,657)
(170,416)	Chesapeake Energy Corp.*	(1,196,320)
(91,529)	Ensco PLC - Class A2	(889,662)
(7,904)	Helix Energy Solutions Group, Inc.*	(69,713)
(239,870)	McDermott International, Inc.*2	(1,772,639)
(85,848)	Newpark Resources, Inc.*	(643,860)
(18,847)	PDC Energy, Inc.*	(1,367,915)
(90,474)	Renewable Energy Group, Inc.*	(877,598)
(10,249)	SEACOR Holdings, Inc.*	(730,549)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(209,933)	Southwestern Energy Co.*	$(2,271,475)
(309,730)	Weatherford International PLC*2	(1,545,553)
(177,343)	WPX Energy, Inc.*	(2,583,888)
		(15,314,829)
	FINANCIAL – (6.2)%
(1,912)	Affiliated Managers Group, Inc.*	(277,814)
(110,284)	American Homes 4 Rent - REIT	(2,313,758)
(673)	Apollo Commercial Real Estate Finance, Inc. - REIT	(11,185)
(1,386)	Bank of America Corp.	(30,631)
(14,652)	Blackhawk Network Holdings, Inc.*	(552,014)
(60,674)	Colony Starwood Homes - REIT	(1,748,018)
(74,996)	Cowen Group, Inc. - Class A*	(1,162,438)
(43,486)	Encore Capital Group, Inc.*	(1,245,874)
(44,765)	Forestar Group, Inc.*	(595,374)
(355)	Invesco Mortgage Capital, Inc. - REIT	(5,183)
(212,206)	iStar Financial, Inc. - REIT*	(2,624,988)
(30,639)	KeyCorp	(559,774)
(49,929)	MGIC Investment Corp.*	(508,776)
(3,413)	PennyMac Mortgage Investment Trust - REIT	(55,871)
(19,677)	PRA Group, Inc.*	(769,371)
(9,013)	RAIT Financial Trust - REIT	(30,284)
(1,670)	Redwood Trust, Inc. - REIT	(25,401)
(23,194)	Resource Capital Corp. - REIT	(193,206)
(685)	TCP Capital Corp.	(11,576)
(19,876)	Welltower, Inc.	(1,330,301)
(47,266)	Wintrust Financial Corp.	(3,430,094)
		(17,481,931)
	INDUSTRIAL – (3.5)%
(72,231)	Aegean Marine Petroleum Network, Inc.[2]	(733,145)
(130,457)	Cemex S.A.B. de C.V. - ADR*2	(1,047,570)
(7,305)	Chart Industries, Inc.*	(263,126)
(23,866)	Echo Global Logistics, Inc.*	(597,843)
(69,116)	General Cable Corp.	(1,316,660)
(48,931)	Knowles Corp.*	(817,637)
(52,380)	Rexnord Corp.*	(1,026,124)
(8,964)	Stericycle, Inc.*	(690,586)
(36,731)	SunPower Corp.*	(242,792)
(221,593)	TTM Technologies, Inc.*	(3,020,313)
		(9,755,796)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY – (1.0)%
(14,510)	Bottomline Technologies de, Inc.*	$(363,040)
(20,013)	Envestnet, Inc.*	(705,459)
(12,700)	j2 Global, Inc.	(1,038,860)
(53,517)	Unisys Corp.*	(800,079)
		(2,907,438)
	UTILITIES – (0.1)%
(36,333)	EnerNOC, Inc.*	(217,998)

	TOTAL COMMON STOCKS (Proceeds $99,432,326)	(100,217,854)

	TOTAL SECURITIES SOLD SHORT (Proceeds $99,432,326)	$(100,217,854)

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Convertible security.
[2]	Foreign security denominated in U.S. Dollars.
[3]	All or a portion of this security is segregated as collateral for securities sold short.
[4]	Callable.
[5]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $35,838,282.

[6]	Variable, floating or step rate security.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Note 1 – Organization
Palmer Square SSI Alternative Income Fund (the ''Fund'') was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the "Trust") which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary investment objective is to seek income and absolute return. The Fund commenced investment operations on May 25, 2012, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services—Investment Companies".

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter ("OTC") market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund's advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund's records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2016 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts ("forward contracts") under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are "marked-to-market" daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Options Contracts
The Fund may write or purchase options contracts primarily to enhance the Fund's returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2016 (Unaudited)

(f) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(g) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Note 3 – Federal Income Taxes
At December 31, 2016, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$245,407,345

Gross unrealized appreciation	$17,787,553
Gross unrealized depreciation	(14,971,812)

Net unrealized appreciation on investments	$2,815,741

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2016 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Corporate Bonds*	$-	$174,661,068	$-	$174,661,068
Exchange-Traded Funds	2,627,900	-	-	2,627,900
Preferred Stocks*	-	63,846,703	-	63,846,703
Short-Term Investments	7,087,415	-	-	7,087,415
Total Investments	$9,715,315	$238,507,771	$-	$248,223,086

Liabilities
Securities Sold Short
Common Stocks*	$100,217,854	$-	$-	$100,217,854
Total Liabilities	$100,217,854	$-	$-	$100,217,854

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2016 (Unaudited)

*
All corporate bonds and preferred stocks held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	03/01/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	03/01/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	03/01/17